Restructuring and Asset Impairment (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 19, 2024	Jun. 30, 2026	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025
Restructuring and Asset Impairment
Impairment charges		$ 5,100		$ 1,800	$ 5,077	$ 1,786
Employee severance
Restructuring and Asset Impairment
Percent of workforce reduction	37.00%
Cash payments			$ 800	$ 800
Severance accrual							$ 0